Average Annual Total Returns - A C I Shares - JPMorgan SmartRetirement 2030 Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	S&P TARGET DATE 2030 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2030 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2030 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2030 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2030 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2030 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	7.19%	8.36%	7.79%	5.99%	6.54%	6.38%	4.80%	6.18%	5.88%	10.57%	8.70%	7.73%	12.43%	9.52%	8.41%	11.91%	9.78%	8.41%	11.42%	9.95%	8.60%